Deferred Tax Balances - Deferred Tax Liabilities (Detail) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	$ 3,370,890	$ 1,044,422
Set-off of deferred tax liabilities pursuant to set-off provisions	(3,370,890)	(1,044,422)
Net deferred tax liabilities	0	0
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	938,026	1,044,411
Unrealized exchange gain [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	2,432,357	0
Accrued income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	$ 507	$ 11